Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows	12 Months Ended
Dec. 31, 2017
Extractive Industries [Abstract]
Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows

Changes in Standardized Measure of Discounted Future Net Cash Flows

Changes in the standardized measure of discounted net cash flows for the Group for each of the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31,
	2017	2016	2015
	RMB	RMB	RMB
The Group
Beginning of the year	756,811	1,061,375	1,595,704
Sales and transfers of oil and gas produced, net of production costs	(232,387)	(167,108)	(209,600)
Net changes in prices and production costs and other	367,132	(370,257)	(716,150)
Extensions, discoveries and improved recovery	77,249	81,248	157,220
Development costs incurred	38,613	32,918	49,064
Revisions of previous quantity estimates	14,555	(61,816)	(121,809)
Accretion of discount	76,860	113,324	172,090
Net change in income taxes	(74,307)	67,127	134,856

End of the year	1,024,526	756,811	1,061,375